ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)
Accounts Payable and Accrued Liabilities
Funds raised for the development of cross fire new mobile game			$ 7,990,468	¥ 56,453,454	$ 8,259,345	¥ 57,499,910	¥ 57,499,910
Inner Mongolia Culture Assets and Equity Exchange | Cross fire new mobile game
Accounts Payable and Accrued Liabilities
Funds raised for the development of cross fire new mobile game			8,100,000	57,500,000	8,300,000	57,500,000		$ 8,300,000	¥ 57,500,000
Additional funds aimed to be raised for the development of cross fire new mobile game			$ 14,200,000	¥ 100,000,000	$ 14,400,000	¥ 100,000,000		$ 14,400,000	¥ 100,000,000
Refund claimed through civil suit	$ 8,100,000	¥ 57,500,000
Inner Mongolia Culture Assets and Equity Exchange | Cross fire new mobile game | Subsequent Event
Accounts Payable and Accrued Liabilities
Refund claimed through civil suit	$ 8,300,000	¥ 57,500,000